Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000002883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class AAA
C000002885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class C
Average Annual Return, Percent	11.25%	4.29%	2.79%	3.11%
C000034314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class I
C000002882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class A
Average Annual Return, Percent	6.20%	(0.08%)	2.34%	3.26%
Without Sales Load [Member] | C000002883
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	6.79%	4.75%	4.73%
Without Sales Load [Member] | C000002885
Average Annual Return [Line Items]
Average Annual Return, Percent	12.25%	5.29%	2.79%	3.11%
Without Sales Load [Member] | C000034314
Average Annual Return [Line Items]
Average Annual Return, Percent	13.11%	7.02%	5.01%	5.26%
Without Sales Load [Member] | C000002882
Average Annual Return [Line Items]
Average Annual Return, Percent	12.68%	6.02%	3.56%	3.87%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.22%	11.74%	8.24%	7.08%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	17.84%	17.02%	8.24%	5.84%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.22%	11.74%	8.24%	7.08%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	17.84%	17.02%	8.24%	5.84%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.22%	11.74%	8.24%	7.08%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	17.84%	17.02%	8.24%	5.84%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.22%	11.74%	8.24%	7.08%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	17.84%	17.02%	8.24%	5.84%